Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Deferred Revenues

	2018	2019
	RMB	RMB
Balance at beginning of the year	2,274	1,829
Reductions for the year:
Amortization of installation fees	(138)	(90)
Amortization of government grants	(307)	(284)

Balance at end of year	1,829	1,455

Representing:
Current portion	375	358
Non-current portion	1,454	1,097

	1,829	1,455